Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity File Number	333-293463
Entity Registrant Name	Datasea Intelligent Technology Ltd.
Entity Central Index Key	0002110423
Current Fiscal Year End Date	--06-30
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 302-5, Building C
Entity Address, Address Line Two	Gemdale Viseen International Center
Entity Address, Address Line Three	No.5 Shengfang Road, Daxing District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	102600
Title of 12(b) Security	Class A ordinary shares, no par value each
Trading Symbol	DTSS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Zhixin Liu
Contact Personnel Email Address	liuzhixin@shuhaixinxi.com
Entity Address, Address Line One	Room 302-5, Building C
Entity Address, Address Line Two	Gemdale Viseen International Center
Entity Address, Address Line Three	No.5 Shengfang Road, Daxing District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	102600
City Area Code	+86
Local Phone Number	(86)10-58401996
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	9,950,773
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,000,000